Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 19 – Subsequent Events

Common Stock Awarded for Services

On October 1, 2017, pursuant to the CFO’s employment agreement, Mr. Lawrence earned $12,960 of compensation to be paid with the issuance of 157,091 shares of common stock based on the closing stock price. The shares have not yet been issued.

Common Stock Issued on Subscriptions Payable

On November 10, 2017, a total of 500,000 shares were issued on Subscriptions Payable for shares awarded pursuant to stock sales in the prior period valued at an aggregate $55,000.

On November 8, 2017, a total of 2,375,000 shares were issued on Subscriptions Payable for shares awarded pursuant to stock sales in the prior period valued at an aggregate $343,000.

On November 8, 2017, a total of 2,375,000 shares were issued on Subscriptions Payable for shares awarded pursuant to stock sales in the prior period valued at an aggregate $343,000.

On October 2, 2017, a total of 2,985,000 shares were issued on Subscriptions Payable for shares awarded for services in the prior period valued at $298,500.

On October 2, 2017, a total of 1,898,117 shares were issued on Subscriptions Payable for shares awarded pursuant to debt conversions in the prior period valued at an aggregate $75,925, consisting of $75,000 of principal and $925 of interest.

On October 2, 2017, the Company issued 500,000 shares of Common Stock as a commitment fee upon the execution of the September 7, 2017 Purchase and Registration Rights Agreement with Kodiak.

Common Stock Cancellations

On November 20, 2017, the Company cancelled 750,000 shares previously issued to a service provider and reissued 250,000 shares. The shares were returned to treasury.

Note 22 – Subsequent Events

Common Stock Sales

On January 26, 2017, the Company sold 14,000,000 units, consisting of 14,000,000 shares of common stock and 14,000,000 warrants exercisable at $0.05 per share over the following 2 years, to its CEO in exchange for proceeds of $350,000.

Common Stock Issued for Services

On February 2, 2017, we issued 1,000,000 shares of common stock to the landlord of our leased facility as payment on a subscription payable from an October 14, 2016 award.

On January 22, 2017, the Company issued 2,000,000 shares of common stock to its CEO for board services performed. The total fair value of the common stock was $34,600 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 2,000,000 shares of common stock one of its three Directors for board services performed. The total fair value of the common stock was $34,600 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 3,000,000 shares of common stock one of its three Directors for board services performed. The total fair value of the common stock was $51,900 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 200,000 shares of common stock for professional services to a consultant for services provided. The total fair value of the common stock was $3,460 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 500,000 shares of common stock for professional services to a consultant for services provided on behalf of our subsidiary, GLFH. The total fair value of the common stock was $8,650 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 150,000 shares of common stock for administrative services to a consultant on behalf of our subsidiary, GLFH. The total fair value of the common stock was $2,595 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 150,000 shares of common stock for administrative services to a consultant for services provided. The total fair value of the common stock was $2,595 based on the closing price of the Company’s common stock on the date of grant.

Common Stock Options Expired

On March 1, 2017, a total of 1,200,000 warrants with a strike price of $0.08 per share expired.

On January 8, 2017, a total of 1,150,000 warrants with a strike price of $0.08 per share expired.